AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.4%
Information Technology – 34.9%
Communications Equipment – 3.5%
Arista Networks, Inc.(a)	2,816,123	$451,030,260
Motorola Solutions, Inc.	763,330	222,434,362

		673,464,622

Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. - Class A	1,960,592	147,965,878
Cognex Corp.	1,367,110	65,197,476
Zebra Technologies Corp. - Class A(a)	229,911	66,221,265

		279,384,619

IT Services – 1.6%
EPAM Systems, Inc.(a)	1,071,090	302,518,660

Semiconductors & Semiconductor Equipment – 6.3%
ASML Holding NV (REG)	251,516	160,180,480
Entegris, Inc.	1,252,722	93,853,932
NVIDIA Corp.	1,987,952	551,636,800
QUALCOMM, Inc.	3,309,672	386,569,690

		1,192,240,902

Software – 22.0%
Adobe, Inc.(a)	842,806	318,209,833
Autodesk, Inc.(a)	796,304	155,112,056
Cadence Design Systems, Inc.(a)	779,210	163,205,535
Crowdstrike Holdings, Inc. - Class A(a)	697,050	83,680,853
Fortinet, Inc.(a)	8,133,862	512,839,999
Manhattan Associates, Inc.(a)	523,027	86,655,113
Microsoft Corp.	5,981,618	1,837,911,947
Paycom Software, Inc.(a)	439,189	127,527,310
PTC, Inc.(a)	863,022	108,559,537
Roper Technologies, Inc.	795,026	361,561,924
ServiceNow, Inc.(a)	249,404	114,581,186
Synopsys, Inc.(a)	440,022	163,388,969
Tyler Technologies, Inc.(a)	445,362	168,805,559

		4,202,039,821

		6,649,648,624

Health Care – 25.7%
Biotechnology – 3.7%
Genmab A/S (Sponsored ADR)(a)	1,835,365	75,268,319
Vertex Pharmaceuticals, Inc.(a)	1,815,005	618,426,654

		693,694,973

Health Care Equipment & Supplies – 7.9%
Align Technology, Inc.(a)	232,227	75,543,443
Edwards Lifesciences Corp.(a)	4,809,481	423,138,138
IDEXX Laboratories, Inc.(a)	949,645	467,377,283

Company	Shares	U.S. $ Value

Intuitive Surgical, Inc.(a)	1,812,775	$546,044,086

		1,512,102,950

Health Care Providers & Services – 5.4%
Abiomed, Inc.(a) (b) (c)	294,487	0
UnitedHealth Group, Inc.	2,097,243	1,032,032,308

		1,032,032,308

Health Care Technology – 1.9%
Veeva Systems, Inc. - Class A(a)	2,006,066	359,246,299

Life Sciences Tools & Services – 2.0%
Illumina, Inc.(a)	285,821	58,753,365
Mettler-Toledo International, Inc.(a)	129,376	192,964,304
Waters Corp.(a)	428,523	128,711,168

		380,428,837

Pharmaceuticals – 4.8%
Eli Lilly & Co.	771,907	305,567,105
Zoetis, Inc.	3,464,883	609,057,134

		914,624,239

		4,892,129,606

Consumer Discretionary – 11.1%
Automobiles – 0.5%
Ferrari NV(d)	366,039	101,993,107

Broadline Retail – 4.1%
Amazon.com, Inc.(a)	6,382,901	673,076,910
Etsy, Inc.(a)	1,072,960	108,401,149

		781,478,059

Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)	117,260	242,449,121

Specialty Retail – 3.0%
Home Depot, Inc. (The)	1,214,548	365,020,256
Tractor Supply Co.	892,793	212,841,851

		577,862,107

Textiles, Apparel & Luxury Goods – 2.2%
NIKE, Inc. - Class B	3,243,187	410,976,657

		2,114,759,051

Financials – 7.1%
Capital Markets – 1.4%
MSCI, Inc.	577,385	278,559,393

Financial Services – 5.7%
PayPal Holdings, Inc.(a)	943,285	71,689,660
Visa, Inc. - Class A	4,338,937	1,009,800,808

		1,081,490,468

		1,360,049,861

Company	Shares	U.S. $ Value

Consumer Staples – 7.1%
Beverages – 3.1%
Monster Beverage Corp.(a)	10,530,978	$589,734,768

Consumer Staples Distribution & Retail – 4.0%
Costco Wholesale Corp.	1,183,486	595,553,825
Dollar General Corp.	748,932	165,858,481

		761,412,306

		1,351,147,074

Communication Services – 4.7%
Entertainment – 0.4%
Netflix, Inc.(a)	218,710	72,158,990

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class C(a)	7,645,782	827,426,528

		899,585,518

Industrials – 4.0%
Building Products – 0.2%
Trex Co., Inc.(a)	845,068	46,191,417

Commercial Services & Supplies – 2.2%
Copart, Inc.(a)	5,245,477	414,654,957

Electrical Equipment – 0.8%
AMETEK, Inc.	1,188,652	163,950,770

Machinery – 0.8%
IDEX Corp.	709,022	146,285,419

		771,082,563

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	643,045	152,748,909

Total Common Stocks (cost $12,475,466,460)		18,191,151,206

SHORT-TERM INVESTMENTS – 4.1%
Investment Companies – 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.74%(e) (f) (g) (cost $792,800,956)	792,800,956	792,800,956

Total Investments – 99.5% (cost $13,268,267,416)(h)		18,983,952,162
Other assets less liabilities – 0.5%		86,480,221

Net Assets – 100.0%		$19,070,432,383

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of April 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,939,128,091 and gross unrealized depreciation of investments was $(223,443,345), resulting in net unrealized appreciation of $5,715,684,746.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

April 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$6,649,648,624	$—	$—		$6,649,648,624
Health Care	4,892,129,606	—	0	(a)	4,892,129,606
Consumer Discretionary	2,114,759,051	—	—		2,114,759,051
Financials	1,360,049,861	—	—		1,360,049,861
Consumer Staples	1,351,147,074	—	—		1,351,147,074
Communication Services	899,585,518	—	—		899,585,518
Industrials	771,082,563	—	—		771,082,563
Materials	152,748,909	—	—		152,748,909
Short-Term Investments	792,800,956	—	—		792,800,956

Total Investments in Securities	18,983,952,162	—	0	(a)	18,983,952,162
Other Financial Instruments(b)	—	—	—		—

Total	$18,983,952,162	$—	$0	(a)	$18,983,952,162

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2023 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,080,807	$2,908,347	$3,196,353	$792,801	$19,412
Government Money Market Portfolio*	57	4,140	4,197	0	1
Total	$1,080,864	$2,912,487	$3,200,550	$792,801	$19,413

*	Investments of cash collateral for securities lending transactions